Label	Element	Value
Direxion Daily Russia Bull 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001424958_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily Russia Bull 3X Shares (RUSL)

Supplement dated April 1, 2016 to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”) dated February 29, 2016

In addition, effective on or about May 2, 2016, the respective underlying index for each Fund listed below will change its name as shown in the table below and all references to each Current Index in the Funds’ Prospectuses and SAIs will be replaced with the respective New Index:

Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Russia Bull 3X Shares
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 476-7523
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Fund Name	Current Index	New Index
Direxion Daily Russia Bull 3X Shares	Market Vectors Russia Index	MVIS Russia Index

Direxion Daily Russia Bear 3X Shares	Market Vectors Russia Index	MVIS Russia Index

Direxion Daily Junior Gold Miners Index Bull 3X Shares	Market Vectors Global Junior Gold Miners Index	MVIS Global Junior Gold Miners Index

Direxion Daily Junior Gold Miners Index Bear 3X Shares	Market Vectors Global Junior Gold Miners Index	MVIS Global Junior Gold Miners Index

Direxion Daily Junior Gold Miners Index Bull 2X Shares	Market Vectors Global Junior Gold Miners Index	MVIS Global Junior Gold Miners Index

Direxion Daily Junior Gold Miners Index Bear 2X Shares	Market Vectors Global Junior Gold Miners Index	MVIS Global Junior Gold Miners Index

For more information, please contact the Funds at (866) 476-7523.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	* * * * * Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.